Cover	Jan. 23, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	Innovid Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40048
Entity Tax Identification Number	87-3769599
Entity Address, Address Line One	30 Irving Place
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	966-7555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835378
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTV
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	CTVWS
Security Exchange Name	NYSE